Non-current and current financial debts (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2020 and 2019.

($ millions)	2020	2019
Non-current financial debts
Facility B	794	793
Facility C	429	391
Local facilities (Japan)	—	55
Series 2026 notes	496	495
Series 2029 notes	992	991
Series 2030 notes	744	—
Series 2049 notes	494	493
Revolving facility	—	—
Total non-current financial debts	3,949	3,218

Current financial debts
Local facilities:
Japan	101	115
All others	49	101
Other short-term financial debts	12	29
Derivatives	7	16
Total current financial debts	169	261
Total financial debts	4,118	3,479

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The contractual maturities of the undiscounted lease liabilities as of December 31, 2020 and December 31, 2019, are as follows:

	Lease liabilities undiscounted
($ millions)	2020	2019
Not later than one year	82	73
Between one and five years	203	176
Later than five years	203	200
Total lease liabilities undiscounted	488	449

	Lease liabilities
($ millions)	2020	2019
Not later than one year	70	61
Between one and five years	168	140
Later than five years	147	140
Total lease liabilities	385	341
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2020 and 2019:

	2020			2019
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	162	7	169	245	16	261
Between one and five years	1,231	—	1,231	1,247	—	1,247
Later than five years	2,750	—	2,750	2,000	—	2,000
Total cash flows	4,143	7	4,150	3,492	16	3,508
Unamortized debt discount and issuance costs	(32)	—	(32)	(29)	—	(29)
Total carrying value	4,111	7	4,118	3,463	16	3,479

The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2020 and 2019:

($ millions)	2020	2019
Not later than one year	96	94
Between one and five years	357	336
Later than five years	687	653
Total cash flows	1,140	1,083